Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
Note 5 — Revenue
The Company accounts for revenue in accordance with ASC 606
.
Revenue is recognized in five steps. The Company identifies the contract with the customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to the performance obligations, and recognizes revenue when (or as) each performance obligation is satisfied. Collectability is a required component of a valid contract. The Company assesses collectability based on a number of factors, including the customer’s past payment history and current creditworthiness. If collectability is not considered probable at inception, the Company will not have a valid contract.
The Company provides high quality, advanced rapid prototyping, precision manufacturing and finishing services in low-to-mid
volume production scenarios. The Company’s suite of
on-demand
digital manufacturing services includes additive manufacturing, machining, and molding technologies as well as sheet metal cutting, etching, and forming solutions for customers in the aerospace and defense, electronics, medical, automotive, consumer, and industrial industries, among others. As a result, the majority of revenue recognized in a reporting period is based on completed, invoiced contracts.
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606. The majority of the Company’s Additive Manufacturing, Computer Numerical Control (“CNC”) Machining, Urethane Casting, Precision Sheet Metal, and Chemical Etching contracts have a single performance obligation. The majority of the Company’s injection molding contracts have multiple performance obligations including one obligation to produce the mold and sample part and a second obligation to produce production parts. For injection molding contracts with multiple performance obligations, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling price is determined based on quotes to the customer that the customer accepts.
Below is a listing of the Company’s major sales product lines and their recognition patterns:
Additive Manufacturing
Our Additive Manufacturing product line utilizes plastic and metal 3D printing technology to provide a wide-variety of high-quality, precision rapid prototyping solutions and low volume production. Performance obligations are dictated by the contractual shipping terms agreed upon by the Company and its customers. Revenue is recognized at a point in time based on shipping terms.
Injection Molding
Our Injection Molding product line uses our 3D CAD machining technology for the automated design and manufacture custom tooling and small to medium part production runs. Tooling and sampling production and part production runs are recognized at a point in time based on shipping terms. The majority of the Company’s injection molding contracts have multiple performance obligations including one obligation to produce the mold and sample part and a second obligation to produce production parts. For injection molding contracts with multiple performance obligations, we allocate revenue to each performance obligation based on its relative standalone selling price.
CNC Machining
Our CNC Machining product line delivers high-quality precision parts by way of modern machining methods to drive more outstanding results. Performance obligations are dictated by the contractual shipping terms agreed upon by the Company and its customers. Revenue is recognized at a point in time based on shipping terms.
Precision Sheet Metal
Our Precision Sheet Metal product line includes efficient quick-turn custom sheet metal parts from prototype to mid-volume
production runs. Performance obligations are dictated by the contractual shipping terms agreed upon by the Company and its customers. Revenue is recognized at a point in time based on shipping terms.
Ancillary Product Lines
Urethane Casting
Our Urethane Casting product line is most commonly used during prototyping, including finished looking parts for final tests and presentations, and low volume production. Performance obligations are dictated by the contractual shipping terms agreed upon by the Company and its customers. Revenue is recognized at a point in time based on shipping terms.
Chemical Etching
Our Chemical Etching product line provides customers the ability to quickly make complex precision parts and decorative items — beyond hard tool capability and without the cost — fabricated in dead soft or full hard material without burrs or metal distortion. Performance obligations are dictated by the contractual shipping terms agreed upon by the Company and its customers. Revenue is recognized at a point in time based on shipping terms.
The remaining other product lines include, but are not limited to, in-house
assistance, and industrial design, engineering services, finishing and assembly services, and customer crating and packaging. Revenue is recognized over time for professional services based on hours incurred as periodically invoiced and at a point in time based on shipping terms for the other manufacturing-related services.
Revenue by product line for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period was as follows:

	Period From
	December 23 - December 31, 2021 (Successor)	January 1 - December 22, 2021 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
Revenue:
Additive Manufacturing	$567	$17,270	$19,032
Injection Molding	919	27,968	17,093
CNC Machinery	1,372	41,775	9,173
Precision Sheet Metal	1,700	51,751	9,811
Ancillary Product Lines	282	8,592	6,180

Total revenue	$4,840	$147,356	$61,289

The Company generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling, general, and administrative expenses.
The Company’s deferred revenue balance as of December 31, 2021 (Successor) and December 31, 2020 (Predecessor) was $1,147 and $1,210, respectively. Deferred revenue is the result of billings in excess of revenue being recognized and is recorded in other current liabilities on the Company’s balance sheet. The Deferred revenue balances as of December 31, 2020 was recognized fully in the 2021 Predecessor Period due to the short-term nature of the customer contracts.